Related-party Transactions - Additional Informational (Detail) - $ / shares	12 Months Ended				36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Average closing share price	$ 59.49	$ 37.42	$ 29.16	$ 27.95
Cumulative TSR performance					96.00%	105.00%